Note 22 - Disclosures About Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Measured on a Recurring Basis
	Total Carrying Value in the Consolidated Balance Sheet	Quoted Market Prices in an Active Market (Level 1)	Models with Significant Observable Market Parameters (Level 2)	Models with Significant Unobservable Market Parameters (Level 3)
December 31, 2020
Hedged Loans	$29,417	—	29,417	—
Investment securities available-for-sale:
U.S. Government sponsored enterprises	125,905	—	125,905	—
Mortgage-backed securities	263,790	—	263,790	—
Asset-backed securities	36,957	—	36,957	—
Corporate bonds	2,600	—	2,600	—
State and municipal securities	151,291	—	151,291	—
Total investment securities available-for-sale	580,543	—	580,543	—
Mortgage loans held for sale	19,474	—	19,474	—
Derivatives	714	—	714	—
Bank owned life insurance	35,197	—	—	35,197
Total assets	$665,345	---	630,148	35,197

Derivatives	$208	—	208	—
Total liabilities	$208	—	208	—
	Measured on a Recurring Basis
	Total Carrying Value in the Consolidated Balance Sheet	Quoted Market Prices in an Active Market (Level 1)	Models with Significant Observable Market Parameters (Level 2)	Models with Significant Unobservable Market Parameters (Level 3)
December 31, 2019
Hedged Loans	$—	—	—	—
Investment securities available-for-sale:
U.S. Government sponsored enterprises	59,579	—	59,579	—
Mortgage-backed securities	267,313	—	267,313	—
Asset-backed securities	27,229	—	27,229	—
Corporate bonds	—	—	—	—
State and municipal securities	67,024	—	67,024	—
Total investment securities available-for-sale	421,145	—	421,145	—
Mortgage loans held for sale	18,179	—	18,179	—
Derivatives	328	—	328	—
Bank owned life insurance	31,762	—	—	31,762
Total assets	$471,414	---	439,652	31,762

Derivatives	$23	—	23	—
Total liabilities	$23	—	23	—

Fair Value Measurements, Nonrecurring [Table Text Block]
	Measured on a Non-Recurring Basis
	Total Carrying Value in the Consolidated Balance Sheet	Quoted Market Prices in an Active Market (Level 1)	Models with Significant Observable Market Parameters (Level 2)	Models with Significant Unobservable Market Parameters (Level 3)
December 31, 2020
Other real estate owned	$—	—	—	—
Impaired loans, net (¹)	2,635	—	—	2,635
Total	$2,635	—	—	2,635
December 31, 2019
Other real estate owned	$697	—	—	697
Impaired loans, net (¹)	3,916	—	—	3,916
Total	$4,613	—	—	4,613

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques [Table Text Block]
	Valuation Techniques (2)	Significant Unobservable Inputs	Range (Weighted Average)
Impaired loans	Appraisal	Estimated costs to sell	10%
Other real estate owned	Appraisal	Estimated costs to sell	10%

(2) The fair value is generally determined through independent appraisals of the underlying collateral, which may include Level 3 inputs that are not identifiable, or by using the discounted cash flow method if the loan is not collateral dependent.

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
	For the Year Ended December 31,
	2020	2019
	Other Assets	Other Assets
Fair value, January 1	$31,762	$30,952
Total realized gains included in income	823	810
Change in unrealized gains/losses included in other comprehensive income for assets and liabilities still held at December 31	—	—
Purchases, issuances and settlements, net	2,612	—
Transfers out of Level 3	—	—
Fair value, December 31	$35,197	$31,762
Total realized gains included in income related to financial assets and liabilities still on the consolidated balance sheet at December 31	$823	$810

Fair Value, by Balance Sheet Grouping [Table Text Block]
(in Thousands)	Carrying/Notional Amount	Estimated Fair Value (¹)	Quoted Market Prices in an Active Market (Level 1)	Models with Significant Observable Market Parameters (Level 2)	Models with Significant Unobservable Market Parameters (Level 3)
December 31, 2020
Financial assets:
Cash and cash equivalents	$338,856	338,856	338,856	—	—
Loans, net	2,282,766	2,302,530	—	—	2,302,530
Restricted equity securities	5,089	NA	NA	NA	NA
Accrued interest receivable	7,516	7,516	1	2,210	5,305
Financial liabilities:
Deposits	2,960,595	2,796,339	—	—	2,796,339
Federal Home Loan Bank borrowings	3,638	3,755	—	—	3,755
Accrued interest payable	3,051	3,051	—	—	3,051

December 31, 2019
Financial assets:
Cash and cash equivalents	$159,770	159,770	159,770	—	—
Loans, net	2,057,175	2,053,212	—	—	2,053,212
Restricted equity securities	4,680	NA	NA	NA	NA
Accrued interest receivable	5,945	5,945	5	1,647	4,293
Financial liabilities:
Deposits	2,417,605	2,210,038	—	—	2,210,038
Federal Home Loan Bank borrowings	23,613	23,860	—	—	23,860
Accrued interest payable	3,814	3,814	—	—	3,814